Schedule of investments

Delaware Growth and Income Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.00%
Communication Services - 6.20%
AT&T	1,144,100	$44,711,428
Verizon Communications	715,200	43,913,280
		88,624,708
Consumer Discretionary - 5.63%
Dollar Tree †	384,200	36,134,010
Lowe’s	369,500	44,251,320
		80,385,330
Consumer Staples - 9.17%
Archer-Daniels-Midland	960,300	44,509,905
Conagra Brands	1,266,100	43,351,264
Mondelez International Class A	782,400	43,094,592
		130,955,761
Energy - 12.13%
ConocoPhillips	683,000	44,415,490
Halliburton	1,774,800	43,429,356
Marathon Oil	3,186,400	43,271,312
Occidental Petroleum	1,021,500	42,096,015
		173,212,173
Financials - 15.04%
Allstate	401,000	45,092,450
American International Group	803,400	41,238,522
Bank of New York Mellon	842,000	42,377,860
Marsh & McLennan	384,300	42,814,863
Truist Financial	769,000	43,310,080
		214,833,775
Healthcare - 21.26%
Abbott Laboratories	502,700	43,664,522
Cardinal Health	829,200	41,940,936
Cigna	208,400	42,615,716
CVS Health	576,700	42,843,043
Johnson & Johnson	302,600	44,140,262
Merck & Co.	484,800	44,092,560
Pfizer	1,131,900	44,347,842
		303,644,881
Industrials - 8.95%
Northrop Grumman	121,800	41,895,546
Raytheon	197,800	43,464,572
Waste Management	372,400	42,438,704
		127,798,822
Information Technology - 11.87%
Broadcom	132,000	41,714,640

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Schedule of investments

Delaware Growth and Income Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cisco Systems	902,000	$43,259,920
Intel	718,600	43,008,210
Oracle	786,300	41,658,174
		169,640,944
Materials - 2.90%
DuPont de Nemours	646,000	41,473,200
		41,473,200
Real Estate - 2.78%
Equity Residential	491,000	39,731,720
		39,731,720
Utilities - 3.07%
Edison International	581,300	43,835,833
		43,835,833
Total Common Stock (cost $1,227,506,024)		1,414,137,147

Short-Term Investments – 0.81%
Money Market Mutual Funds - 0.81%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	2,302,360	2,302,361
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	2,302,360	2,302,360
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	2,302,360	2,302,360
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	2,302,360	2,302,360
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	2,302,360	2,302,360
Total Short-Term Investments (cost $11,511,801)		11,511,801

Total Value of Securities – 99.81%
(cost $1,239,017,825)		1,425,648,948
Receivables and Other Assets Net of Liabilities – 0.19%		2,751,758
Net Assets Applicable to 102,148,256 Shares Outstanding – 100.00%		$1,428,400,706

† Non-income producing security.

GS – Goldman Sachs

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